<SEQUENCE>1
<FILENAME>3Q2012WestEnd13F.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  WestEnd Capital Management, LLC.

   Address:               86 Graham Street, Suite 100
                          San Francisco, CA 94129

   Form 13F File Number:  028-11430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Christen Hardy
   Title:                 Chief Compliance Officer
   Phone:                 (415) 856-0426

   Signature, Place, and Date of Signing:

     /s/ Christen Hardy           San Francisco, CA          11/29/12
     ----------------------      --------------------        --------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:			42

Form 13F Information Value Total (thousands):		$66,648


List of Other Included Managers:			NONE

Form 13F-HR Information Table


				TITLE OF		    	VALUE     SHARES/  SH/ PUT/ INVSTMT    OTHER	VOTING AUTHORITY
	NAME OF ISSUER		CLASS		CUSIP	   	(x$1000)   PRN AMT  PRN CALL DSCRETN   MANAGERS SOLE    SHARED    NONE
-------------------- 		--------- 	--------- 	--------   -------- --- ---- ------- ---------- -------- -------- --------
AKAMAI TECH			COM		00971T101	2120	55400	SH	Sole			55400	0	0
BOEING CO			COM		097023105	920	13220	SH	Sole			13220	0	0
CHANGYOU COM LTD		ADS REP CL A	15911M107	1134	43235	SH	Sole			43235	0	0
CHINA LODGING GROUP		SPONSORED ADR	16949N109	247	14811	SH	Sole			14811	0	0
CHINA UNICOM (HONG KONG) LTD	SPONSORED ADR	16945R104	238	14600	SH	Sole			14600	0	0
COCA COLA CO			COM		191216100	271	7100	SH	Sole			7100	0	0
COMCAST CORP NEW		CL A		20030N101	331	9250	SH	Sole			9250	0	0
CONOCOPHILLIPS			COM		20825C104	653	11425	SH	Sole			11425	0	0
DEMAND MEDIA INC		COM		24802N109	1743	160335	SH	Sole			160335	0	0
DEVON ENERGY CORP NEW		COM		25179M103	703	11615	SH	Sole			11615	0	0
DISNEY WALT CO			COM DISNEY	254687106	973	18615	SH	Sole			18615	0	0
DUNKIN BRANDS GROUP INC		COM		265504100	876	30000	SH	Sole			30000	0	0
EXPRESS SCRIPTS INC 		COM		30219G108	272	4341	SH	Sole			4341	0	0
EXXON MOBIL CORP		COM		30231G102	1313	14353	SH	Sole			14353	0	0
FREEPORT-MCMORAN COPPER  & GO	COM		35671D857	1978	49975	SH	Sole			49975	0	0
FUSION-IO INC			COM		36112J107	2248	74250	SH	Sole			74250	0	0
GENERAL ELECTRIC CO		COM		369604103	393	17182	SH	Sole			17182	0	0
HOME INNS & HOTELS MGMT INC	SPON ADR	43713W107	1734	69915	SH	Sole			69915	0	0
INTREPID POTASH			COM		46121Y102	1165	54225	SH	Sole			54225	0	0
JOHNSON & JOHNSON		COM		478160104	503	7299	SH	Sole			7299	0	0
LAS VEGAS SANDS CORP		COM		517834107	1855	40000	SH	Sole			40000	0	0
LINKEDIN CORPORATION		COM CL A	53578A108	1265	10504	SH	Sole			10504	0	0
MAXLINEAR INC			CL A		57776J100	182	27138	SH	Sole			27138	0	0
MCDERMOTT INTL INC		COM		580037109	523	42822	SH	Sole			42822	0	0
MELCO CROWN ENTMT LTD		ADR		585464100	4668	346300	SH	Sole			346300	0	0
MERCK & CO INC NEW		COM		58933Y105	238	5229	SH	Sole			5229	0	0
MONSANTO CO NEW			COM		61166W101	2825	31040	SH	Sole			31040	0	0
MOSAIC CO NEW			COM		61945C103	3924	68120	SH	Sole			68120	0	0
PERFUMANIA HLDGS INC		COM NEW		71376C100	5201	722319	SH	Sole			722319	0	0
PHILLIPS 66			COM		718546104	265	5712	SH	Sole			5712	0	0
POTASH CORP SASK INC		COM		73755L107	1199	27606	SH	Sole			27606	0	0
RALPH LAUREN CORP		CL A		751212101	375	2470	SH	Sole			2470	0	0
REGIONS FINANCIAL CORP NEW	COM		7591ep100	123	17134	SH	Sole			17134	0	0
RICKS CABARET INTL INC		COM NEW		765641303	712	86045	SH	Sole			86045	0	0
SINA CORP			ORD		G81477104	6281	97115	SH	Sole			97115	0	0
SOUFUN HLDGS LTD		ADR		836034108	5083	321120	SH	Sole			321120	0	0
SPLUNK INC COM			COM		848637104	3343	91034	SH	Sole			91034	0	0
SYNTEL INC			COM		87162H103	219	3500	SH	Sole			3500	0	0
VARIAN MED SYS INC		COM		92220P105	216	3580	SH	Sole			3580	0	0
VMWARE INC			CL A COM	928563402	3952	40851	SH	Sole			40851	0	0
WALGREEN CO			COM		931422109	1995	54757	SH	Sole			54757	0	0
YANDEX N V			SHS CLASS A	N97284108	2389	98925	SH	Sole			98925	0	0